Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 Cost of Sales [Member] EUR (€)	Dec. 31, 2013 Cost of Sales [Member] EUR (€)	Dec. 31, 2014 Sales [Member] EUR (€)	Dec. 31, 2013 Sales [Member] EUR (€)	Dec. 31, 2014 Interest Rate Swaps [Member] EUR (€)	Dec. 31, 2013 Interest Rate Swaps [Member] EUR (€)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2014 Forward Foreign Exchange Contracts [Member] TWD	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] TWD
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on financial instruments, net of taxes	€ 24,066,000	€ (7,646,000)	€ (7,547,000)	€ 14,500,000	€ (9,500,000)
Total anticipated income (loss) to be released to sales/cost of sales				16,300,000	10,700,000	0	0
Gain (Loss) on foreign currency cash flow hedge ineffectiveness	0	0
Derivative instruments release period	12 months
Financial instruments, Notional amount								1,013,053,000	1,013,053,000	958,000,000	1,219,894,000	44,800,000,000	6,200,000,000	1,144,000,000	986,986,000	2,200,000,000	2,700,000,000
Gain (Loss) in Consolidated Statements of Operations resulting from effective cash flow hedges	(6,700,000)	2,300,000	8,700,000
Gain (Loss) from derivative financial instruments measured at fair value	€ (119,300,000)	€ 62,500,000	€ 3,000,000